Long-Term Debt and Notes Payable - Schedule of Company’s Maturities of Debt Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Fiscal year ended:
December 31, 2026	$ 3,537,036	$ 2,123,177
December 31, 2027	3,050,000	600,000
December 31, 2028	300,000	1,815,000
December 31, 2029	3,446,454
Total	$ 10,333,490	$ 4,538,177